Borrowing Arrangements (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Borrowing Arrangements [Line Items]
2016	$ 4,396,502	$ 6,157,893
2017	5,768,163	4,614,473
Total	$ 10,164,665	$ 10,772,366